            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.  Name and address of issuer:  SENTRY VARIABLE LIFE ACCOUNT I
                                 1800 NORTH POINT DRIVE
                                 STEVENS POINT, WI  54481

2.  Name of each series or class of funds for which this notice is filed:

    SENTRY VARIABLE LIFE ACCOUNT I

3.  Investment Company Act File Number:   811-04327

    Securities Act File Number:           2-98441

4.  Last day of fiscal year for which this notice is filed:  DECEMBER 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    NONE.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NONE.

9.  Number and aggregate sale price of securities sold during the fiscal year:

    52,918 SHARES SOLD; AGGREGATE SALES PRICE:  $916,992

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    52,918 SHARES SOLD; AGGREGATE SALES PRICE:  $916,992

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plan, if applicable (see Instruction B.7);

    NONE.

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 from item 10):

                                                  $916,992

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable)

                                                  +  -0-

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                  - 650,607

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                  +  -0-

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus (iv)] (if applicable):

                                                   266,385

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

                                                  x .00034

     (vii) Fee due line (i) or line (v) multiplied by line (vi)]

                                                  $   91.86

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a): /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/22/96

                                   SIGNATURES

This report ha been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated:

By:  s/William M. O'Reilly
     ---------------------------
     WILLIAM M. O'REILLY, SECRETARY

Date: February 22, 1996